Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital Basel I floor adjustment	$ 0.0	$ 12.8
Tier 1 Capital Basel I floor adjustment	0.0	12.6
Regulatory capital Basel I floor adjustment	$ 0.0	$ 12.4
Credit valuation adjustment [member]
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital percentage	0.80%	0.72%
Tier 1 percentage	0.83%	0.77%
Risk-weighted assets total capital percentage	0.86%	0.81%